Share Capital and Reserves - Summary of Share Capital (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issue of scrip shares in lieu of cash dividends				1,841,430		2,563,542
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, ending balance		€ 400	[1]	€ 400	[2]
Number of shares authorised, ending balance		1,250,000,000	[1]	1,250,000,000	[2]
Allotted, called-up and fully paid, beginning balance		€ 272	[1]	€ 271	[2]
Cancellation of Treasury Shares	[3]	(14)
Performance Share Plan Awards	[2]			1
Allotted, called-up and fully paid, ending balance		€ 258	[1]	€ 272	[1]	€ 271	[2]
Shares outstanding, beginning balance		843,000,000	[1]	839,000,000	[2]
Cancellation of Treasury Shares	[3]	(44,000,000)
Performance Share Plan Awards	[2]			2,000,000
Issue of scrip shares in lieu of cash dividends	[4]			2,000,000
Shares outstanding, ending balance		799,000,000	[1]	843,000,000	[1]	839,000,000	[2]
Income Shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, ending balance		€ 25	[2]	€ 25
Number of shares authorised, ending balance		1,250,000,000	[2]	1,250,000,000
Allotted, called-up and fully paid, beginning balance		€ 15	[2]	€ 15
Cancellation of Treasury Shares	[3]	(1)
Allotted, called-up and fully paid, ending balance		€ 14	[2]	€ 15	[2]	€ 15
Shares outstanding, beginning balance		843,000,000	[2]	839,000,000
Cancellation of Treasury Shares	[3]	(44,000,000)
Performance Share Plan Awards				2,000,000
Issue of scrip shares in lieu of cash dividends	[4]			2,000,000
Shares outstanding, ending balance		799,000,000	[2]	843,000,000	[2]	839,000,000

[1]	The Ordinary Shares represent 93.71% of the total issued share capital.
[2]	The Income Shares, which represent 5.86% of the total issued share capital, were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice of election to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares is deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of the Income Shares, dividends on the Company’s shares no longer carry a tax credit. As elections made by shareholders to receive dividends on their holding of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.
[3]	During 2019 43,750,000 Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.
[4]	Issue of scrip shares in lieu of cash dividends: